RELATED PARTY BALANCES AND TRANSACTIONS (Details) - USD ($) $ in Thousands	1 Months Ended						2 Months Ended	12 Months Ended
	Dec. 31, 2019	Apr. 17, 2017	Oct. 31, 2015	Mar. 31, 2014	Sep. 30, 2012	Jul. 31, 2012	Feb. 28, 2015	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Mar. 31, 2019
Details of related party balances and transactions [Line Items]
Proceeds from repayment of the note issued by OPI and the associated interests								$ 1,600	$ 0	$ 0
Interest received from related party								7,878	3,880	$ 0
Amounts due from related parties-non-current	$ 131,758							131,758	$ 133,880
Beijing Infinities
Details of related party balances and transactions [Line Items]
Unpaid cash consideration	13,000							13,000
Allowance for unpaid cash consideration	12,400							12,400
Beijing Infinities | Cash Consideration [Member]
Details of related party balances and transactions [Line Items]
Amounts due from related parties	20							20
Beijing Infinities | Equity Consideration [Member]
Details of related party balances and transactions [Line Items]
Amounts due from related parties-non-current	40							40
SoFi [Member]
Details of related party balances and transactions [Line Items]
Payment for equity method investments		$ 91,926
Equity Method Investment Number Of Securities Sold		5,719,986
Equity Method Investment, Realized Gain (Loss) on Disposal		$ 58,335
SoFi [Member] | Series B Preferred Stock [Member]
Details of related party balances and transactions [Line Items]
Payment for equity method investments					$ 49,000
SoFi [Member] | Series D Preferred Stock [Member]
Details of related party balances and transactions [Line Items]
Payment for equity method investments				$ 20,789
SoFi [Member] | Series E preferred shares [Member]
Details of related party balances and transactions [Line Items]
Payment for equity method investments							$ 22,331
SoFi [Member] | Series F Preferred Stock [Member]
Details of related party balances and transactions [Line Items]
Payment for equity method investments			$ 150,000
SoFi Lending Corp. [Member] | Series 2012-A Senior Secured Refi Loan Notes [Member]
Details of related party balances and transactions [Line Items]
Purchases of Series 2012-A Senior Secured Refi Loan Notes						$ 10,000
Oak Pacific Investment
Details of related party balances and transactions [Line Items]
Proceeds from repayment of the note issued by OPI and the associated interests	$ 9,600
Interest received from related party								$ 400
Debt Instrument, Interest Rate, Stated Percentage	8.00%							8.00%			8.50%
Oak Pacific Investment | Notes Receivable [Member]
Details of related party balances and transactions [Line Items]
Amounts due from related parties	$ 88,000							$ 88,000
Oak Pacific Investment | Accrued Income Receivable [Member]
Details of related party balances and transactions [Line Items]
Amounts due from related parties	4,000							4,000
Beijing Infinities
Details of related party balances and transactions [Line Items]
Amounts due from related parties	681							681
Amounts due from related parties-non-current	$ 40,000							$ 40,000